Commitments and Contingencies (Details Narrative) - USD ($)	2 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Possible patent cost liability			$ 267,000
Rent expenses	$ 0	$ 2,575	$ 0